[S&C letterhead]

April 22, 2013

CONFIDENTIAL TREATMENT REQUESTED

Via EDGAR

United States Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Washington, D.C. 20549

Attention:	Amanda Ravitz Assistant Director

Re:	FI CBM Holdings N.V. Confidential Draft Registration Statement on Form F-4 Submitted March 12, 2013 CIK No. 0001567094

Dear Ms. Ravitz:

On behalf of FI CBM Holdings N.V. (“DutchCo”), we are writing to respond to the letter, dated April 4, 2013, from the Staff of the Securities and Exchange Commission (the “Commission”) regarding the above-referenced confidential draft registration statement on Form F-4 (the “Draft Registration Statement”). This letter follows the response letter, dated March 11, 2013 (the “Response Letter”) to the comment letter from the Staff, dated February 14, 2013, which DutchCo submitted to the Staff of the Commission on March 12, 2013, together with an amended Draft Registration Statement, for confidential review. We are including with this letter a further amendment to the Draft Registration Statement (the “Amended Registration Statement”) which shows the changes DutchCo proposes to make in response to the Staff’s comments and other updates made to the information for the intervening period.

DutchCo appreciates the Staff’s review of the Registration Statement and looks forward to working with the Staff to resolve the Staff’s comments. As a result of changes to the

Securities and Exchange Commission

April 22, 2013

Draft Registration Statement, some page references in the Amended Registration Statement have changed from those in the Draft Registration Statement as originally submitted. The page references in the Staff’s comments refer to page numbers in the Draft Registration Statement submitted on March 11, 2013, while the page numbers in DutchCo’s responses refer to page numbers in the Amended Registration Statement. For your convenience, DutchCo has reproduced each of the Staff’s comments below and provided its responses below each comment. Terms used in DutchCo’s responses that are defined in the Amended Registration Statement have the meanings assigned to such terms in the Amended Registration Statement.

What is the Merger, page iv

1.	We note your response to prior comment 3. As stated in Release No. 34-17719, and in Release No. 34-16075, which you cite in your response, all holders of the class of subject security must be on an equal footing and must be offered or receive the same form and amount of consideration. We understand that only certain holders of CNH common shares will be receiving special voting rights, and that not all holders of CNH common shares whose shares are purchased in the transaction will necessarily have received the CNH Dividend. Please address this in your Rule 13e-3 analysis.

Response:

In response to the Staff’s comment, DutchCo intends to file a Schedule 13E-3 (the “Schedule 13E-3”) concurrently with the first public filing of the Registration Statement, and has revised its disclosure in the Amended Registration Statement to comply with the requirements of Rule 13e-3.

2.	We note that Rule 13e-3(g)(2) applies to any transaction “in which security holders are offered or receive only an equity security.” Approval of the merger is assured, without the vote of any unaffiliated security holders of CNH, given that Fiat Industrial will cause CNH to vote in favor of the transaction. Fiat Industrial also committed itself, pursuant to the terms of the merger agreement, to cause CNH to declare and pay the CNH Dividend to unaffiliated security holders as consideration for the entry by CNH into the merger agreement. Thus, unaffiliated security holders of CNH will be receiving, in connection with the transaction and without any action on their part, a certain number of DutchCo common shares, plus the CNH Dividend in cash, in exchange for their current interest in CNH. The Rule 13e-3(g)(2) exception is not available when security holders receive consideration in the transaction consisting of a combination of cash and stock. Given these factors, please advise how you determined that Rule 13e-3 is not applicable to this transaction.

Securities and Exchange Commission

April 22, 2013

Response:

See response to Staff comment 1 above.

Will I have the right to elect to participate in the loyalty voting structure, page v

3.	Please expand your response to prior comment 5 to clarify how you determined that your shareholders will not be able to increase their voting interest by acquiring special voting shares, as indicated in the last sentence of your response, given the provisions in Article 12 of your articles of incorporation regarding the process for transfer of these shares. Please address how Article 12 relates to the provisions in Article 4 and to the transfer restrictions in Section 8. To the extent that the transfer provisions in Article 12 will not be available to shareholders, please revise the appropriate section or sections of the prospectus to make this explicit.

Response:

DutchCo respectfully advises the Staff that each special voting share of DutchCo is effectively “stapled” to a qualifying DutchCo common share. In no case may a special voting share be issued by DutchCo or transferred or traded by a shareholder separately from the qualifying common share to which such special voting share is stapled. Thus, no shareholder of DutchCo can acquire control of DutchCo or otherwise increase its voting interest in DutchCo by acquiring special voting shares separately from the associated common shares.

Furthermore, if a qualifying common share to which a special voting share is stapled is transferred (other than to affiliates or through succession, donation or other transfers among relatives), the double vote feature is lost because the special voting share must be surrendered by the holder and cancelled.

DutchCo acknowledges the Staff’s comment with respect to the relationship between Articles 4 and 12 of the DutchCo Articles of Association and Section 8 of the Terms and Conditions of Special Voting Shares. DutchCo’s Dutch legal counsel has advised that, as a corporate law matter, Dutch law proscribes a Dutch public limited liability company from including an absolute prohibition on share transfers in its articles of association. However, stricter transfer restrictions may be implemented within the confines of Dutch law via the terms of special classes of shares. The terms of Articles 4 and 12 and Section 8 work together to achieve a loyalty voting structure in which special voting shares are not transferable (with the limited exceptions mentioned above) while satisfying the requirements of Dutch law which proscribe an absolute prohibition on share transfers in a Dutch public limited liability company’s articles.

Securities and Exchange Commission

April 22, 2013

Pursuant to Article 4 of DutchCo’s Articles of Association, special voting shares may only be held by a person who has either (i) held common shares continuously for a period of three years or (ii) elected to receive special voting shares in connection with the Merger. Section 8 of the Terms and Conditions of Special Voting Shares provides for an absolute prohibition on transfers of special voting shares, subject to the two very limited exceptions described above.

The restrictions of Section 8 are contractual provisions binding on the holder of special voting shares and on the Board of DutchCo and work with the general provisions of Article 4 and Article 12 to effectively prevent transfers of special voting shares within the confines of Dutch law described above. Specifically, the Board may not approve, pursuant to Article 12, a transfer in violation of Article 4 or Section 8.

In response to the Staff comment, DutchCo has revised its disclosure on pages 230 and 231 of the Amended Registration Statement to reiterate that, notwithstanding the provision of Article 12 of the Articles of Association, the special voting shares may not be transferred to other shareholders (other than in connection with a transfer of the underlying common shares within affiliated companies or succession, donation or other transfers among relatives).

How can I elect to participate in the loyalty voting structure, page vi.

4.	We note your response to prior comment 7, and the declaration required in section 3(a) of the form included as appendix F. Please revise, here and where appropriate, to address the extent to which the terms in the special voting share terms and conditions conflict with the transfer provisions in Article 12 of your articles of incorporation. Also address how Article 12 impacts the agreement in section 3(b) of appendix F.

Response:

DutchCo respectfully submits that, as described in response to Comment 3 above, the Terms and Conditions of Special Voting Shares, including Section 8 regarding transfer prohibitions on the special voting shares, do not conflict with the general transfer provision of Article 12 of DutchCo’s Articles of Association, but constitute an additional contractual restriction to which holders and the Board are bound.

Section 3(b) of the election form is intended to ensure compliance with the terms of the special voting shares and, in particular, to protect against impermissible transfers by shareholders. Pursuant to Section 3(b) of the election form, a shareholder electing to receive special voting shares irrevocably and unconditionally authorizes an agent designated by DutchCo to administer the loyalty share register and, accordingly, to effect, among other things, (i) the initial allocation of special voting shares to a shareholder who

Securities and Exchange Commission

April 22, 2013

has duly elected to receive special voting shares, (ii) the transfer back to DutchCo of the special voting shares upon a transfer of the associated common shares, (iii) the de-registration of such common shares from the loyalty register, and (iv) the transfer of the related special voting shares back to DutchCo for no consideration.

Merger Consideration, page 7

5.	We note your response to prior comment 9; however, it remains unclear how you determined that the cash dividend should not be presented as part of the transaction consideration given that the merger was conditioned on payment of the dividend and the dividend would not have been paid had the parties not entered into the merger. We also note your disclosure on page 79 that the IRS might assert that the dividend should be treated as additional consideration paid to the CNH shareholders in the CNH merger. Please advise. Please also revise the appropriate sections to highlight the fact that the aggregate consideration of Dutchco shares together with the cash dividend serves the basis for the fairness opinions of the financial advisors. Finally, where you present the amount of consideration to be received in the merger, revise to state that unaffiliated CNH holders who purchased subsequent to the cash dividend record date will receive merger consideration that, in the opinion of your financial advisors, is inadequate.

Response:

DutchCo respectively submits that the Amended Registration Statement states clearly that the CNH Dividend has been paid in connection with the transaction; however, it would be inappropriate to describe the CNH Dividend as consideration paid to the CNH shareholders in the CNH Merger. The CNH shareholders that will receive the merger consideration (i.e., 3.828 DutchCo common shares for each CNH common share held at closing) and the CNH shareholders who will vote at the CNH extraordinary general meeting may be different from the persons who received the CNH Dividend because CNH common shares have continued and will continue to trade after the payment of the CNH Dividend. Describing the CNH Dividend as Merger consideration would also be incorrect from a Dutch point of view.

In response to the Staff’s comment regarding the potential treatment of the CNH Dividend by the IRS, please refer to the response to Comment 12 below. In addition, DutchCo has revised its disclosure on pages 68 and 89-90 of the Amended Registration Statement.

In response to the Staff’s comment, DutchCo has revised its disclosure on pages 7 and 31 of the Amended Registration Statement to highlight the fact that the opinions of the financial advisors to the Special Committee addressed the fairness, from a financial point of view, of the aggregate consideration of the DutchCo shares together with the $10.00 cash dividend to be paid to the unaffiliated CNH shareholders.

Securities and Exchange Commission

April 22, 2013

DutchCo respectfully submits that it is not the case that “unaffiliated CNH holders who purchased CNH shares subsequent to the cash dividend record date will receive merger consideration that, in the opinion of your financial advisors, is inadequate.” The opinions of the financial advisors to the Special Committee state that as of November 25, 2012, the exchange ratio of 3.828 DutchCo common shares per CNH common share together with the CNH Dividend is fair, from a financial point of view, to the unaffiliated CNH shareholders. The financial advisors to the Special Committee were not requested to deliver, and did not deliver, any opinion as to the merger consideration that may be received by unaffiliated CNH shareholders who purchased CNH common shares subsequent to the cash dividend record date or any other date. Accordingly, DutchCo believes it would be incorrect to state that the financial advisors to the Special Committee are of the opinion that unaffiliated CNH shareholders who purchased CNH common shares subsequent to the cash dividend record date will receive merger consideration that is inadequate.

Furthermore, payment of the CNH Dividend, which was made on December 28, 2012, has had the effect of reducing CNH’s cash on hand and shareholders’ equity. This reduction was immediately reflected in the share price of CNH (as is typical in the case of special dividends generally). On December 18, 2012, the first day on which CNH common shares started trading ex-dividend, the CNH common shares opened at a price that was US$8.75 lower than the closing price on the prior trading day. Unaffiliated CNH shareholders who purchased CNH common shares after the CNH dividend have a claim over lower cash holdings and lower shareholders’ equity, which is reflected in the trading price of the CNH common shares.

Conditions, page 7

6.	We refer to your response to our prior comment 10. Please confirm that you will include in your filing the Fairness Opinion and related consent from Reconta Ernst & Young. For guidance, refer to the last sentence of the second-to-last paragraph of the letter dated August 24, 2000 from the Office of the Chief Accountant.

Response:

In response to the Staff’s comment, DutchCo confirms that it will include as exhibits to the Registration Statement the expert report to the board of directors of Fiat Industrial prepared by Reconta Ernst & Young (“RE&Y”) related to the reasonableness of the valuation criteria adopted by the board of directors of Fiat Industrial to determine the Fiat Industrial exchange ratio and the related consent from RE&Y.

Securities and Exchange Commission

April 22, 2013

7.	Please expand your response to prior comment 11 to address how you determined that the fairness reports you reference in your response are not reports, opinions or appraisals within the meaning of Form F-4 Item 4(b) and Item 1015 of Regulation M-A, citing all authority upon which you rely. Specifically address the fact that the transaction was conditioned on the receipt of the reports, that the reports relate to the consideration to be received in the transaction, and that the reports are referenced in the agreement that is included in the prospectus. Alternatively, revise to provide the disclosure required by Form F-4 Item 4(b) with respect to these reports.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on pages 129-131 of the Amended Registration Statement to include disclosure responsive to Item 4(b) of Form F-4 with respect to the reports referenced in the Staff’s comment.

The Merger, Page 43

8.	Please expand your response to prior comment 15 to clarify how you determined the analysis referenced in the last sentence of your response “is not relevant to investors,” or revise your disclosure accordingly. Also, please explain in detail how you determined that the analyses presented prior to October 12, 2012 would be largely duplicative of the analyses described on pages 63 through 76 of the document given the different transaction under consideration and the different conclusion regarding the fairness of the transaction reached in the opinion referenced in the sixth paragraph on page 50. Alternatively, revise your disclosure accordingly.

Response:

DutchCo believes that the report of the Boston Consulting Group (“BCG”) is not materially related to the transaction and is not material to investors for the following reasons. BCG was engaged by the audit committee of CNH, and not the Special Committee, in order to assist the audit committee in its evaluation of proposed changes in pricing on certain products and services supplied by FPT to CNH, as described under “Special Factors – Background of the Merger”. CNH’s corporate governance practices prescribe that any related party transactions, such as the proposed pricing changes, are subject to review and approval by CNH’s audit committee. Accordingly, BCG was not engaged by the Special Committee and did not report its findings directly to the Special Committee. The Special Committee reviewed the BCG report as part of the Special Committee’s broader due diligence review. Following execution of the Merger Agreement, the re-pricing discussions were deferred. Therefore, the BCG report would not be meaningful to investors’ evaluation of the proposed Merger.

Securities and Exchange Commission

April 22, 2013

In response to the Staff’s comment, DutchCo will include the preliminary analyses presented by J.P. Morgan and Lazard to the Special Committee which are referenced in the Amended Registration Statement on pages 24 and 48 as Exhibits to the Schedule 13E-3, which will be incorporated by reference into the Amended Registration Statement, and DutchCo has revised its disclosure on pages 24 and 48. In connection with the Staff’s confidential review of the Draft Registration Statement, the analyses J.P. Morgan and Lazard, as well as the discussion materials presented by Goldman Sachs to the Board of Directors of Fiat Industrial, which will be included as Exhibits to the Schedule 13E-3, have been included as Exhibits to the Amended Registration Statement.

9.	We note your response to prior comment 16. Given that, as you disclose on page 70, the CNH management projections were utilized in the discounted cash flow analysis, that the analysis is described in the prospectus, and that you discuss on page 71 the per share range of implied value based on management’s projections, these projections should be disclosed. Please also disclose the reasons for the differences between management’s projections and those based on public information that the financial advisors relied upon in performing the discounted cash flow analysis. Also disclose why the Special Committee directed the advisors to use only independent analysts’ projections in rendering their opinions. Finally, to the extent that the projections differ from actual results as indicated in your response to prior comment 17, the projections should be presented in a format that will facilitate analysis of the reasons for differences between actual and forecast results. Please revise accordingly, or advise.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on pages 56-57 of the Amended Registration Statement to include disclosure relating to the CNH management projections. As disclosed on pages 24, 41, 45 and 55 of the Amended Registration Statement, because the Special Committee believed the Fiat Industrial management projections to be significantly different from the independent analysts’ projections that the Special Committee reviewed with its financial advisors, the Special Committee directed its financial advisors to use only independent analysts’ projections, as adjusted by its financial advisors, for purposes of their analyses with respect to both Fiat Industrial and CNH.

10.	We note your response to prior comment 17. Given, in part, that the shareholders of Fiat Industrial and CNH will receive stock consideration in the transaction and the disclosure that the financial advisors utilized the Fiat Industrial management projections when preparing the analysis discussed in the first full paragraph on page 74, the Fiat Industrial management projections should be disclosed. Please revise. To the extent that the projections differ from actual results as indicated in your response, the projections should be presented in a format that will facilitate analysis of the reasons for differences between actual and forecast results. You should also revise your Management’s Discussion and Analysis and any other appropriate section or sections of your document to address the basis for any change in operating trends that resulted in the differences between the actual and forecast results.

Securities and Exchange Commission

April 22, 2013

Response

In response to the Staff’s comment, DutchCo has revised its disclosure in the Amended Registration Statement to include the Fiat Industrial management projections, and has revised the trend disclosure included on page 192 of the Amended Registration Statement under “Management’s Discussion and Analysis of Financial Condition and Results of Operations of Fiat Industrial” to address the changes that have caused management projections to differ from actual results.

Opinions of the Financial Advisors, page 63

11.	Please expand your response to prior comment 21 to address specifically the reports referenced in your response to prior comment 11 and the materials referenced in your response to prior comment 20, including the inadequacy opinions.

Response:

In response to the Staff’s comment, DutchCo has included as Exhibits to the Amended Registration Statement the reports of Reconta Ernst & Young S.p.A. and Mazars Paardekooper Hoffman N.V. In addition, DutchCo will include the materials presented by J.P. Morgan and Lazard to the Special Committee in connection with their opinions, including the inadequacy opinion, as Exhibits to the Schedule 13E-3, which will be incorporated by reference into the Registration Statement.

Tax Consequences, page 78

12.	Please expand your response to prior comment 23 to clarify why you are not able to provide an opinion addressing the treatment of the CNH dividend, and to discuss the risks to investors of the different tax consequences addressed in the second to last paragraph on page 79.

Response:

The IRS might assert, under certain common law doctrines, that the CNH Dividend should be treated as additional consideration paid to the CNH shareholders in the CNH Merger, in which case a U.S. Shareholder of CNH would take into account the amount of the CNH Dividend in determining gain or loss recognized upon the exchange of CNH common shares for DutchCo common shares (and correspondingly adjust its other income inclusions to account for the amount of the CNH Dividend so recharacterized). DutchCo believes that such treatment of the CNH Dividend is not appropriate. However, the application of common law doctrines is inherently subject to interpretive judgment

Securities and Exchange Commission

April 22, 2013

and DutchCo has not sought and does not intend to request any ruling from the IRS in this respect. In response to the Staff’s comment, DutchCo has revised its disclosure on pages 68 and 89-90 of the Amended Registration Statement.

Loyalty Voting Structure, page 208

13.	Please expand your response to prior comment 41 to disclose the specific covenants that might lead to the breach compensation payment discussed on page 210. Discuss in more detail how these payments will be enforced. Also, address the extent to which shareholders could be liable after following the transfer provisions in Article 12 of your articles of incorporation.

Response:

In response to the Staff’s comment, DutchCo respectfully notes that Section 10 of the Terms and Conditions of Special Voting Shares provides:

In the event of a breach of any of the covenants set out in clauses 7.5, 8.1 and 9.1, the relevant Shareholder shall without prejudice to the Company’s right to request specific performance, be bound to pay to the Company an amount equal to the Reference Price multiplied by the number of Special Voting Shares that are affected by the relevant breach (the Compensation Amount). The above-mentioned obligation to pay the Compensation Amount shall constitute a penalty clause (boetebeding) as referred to in article 6:91 of the Dutch Civil Code. The Compensation Amount payment shall be deemed to be in lieu of, and not in addition to, any liability (schadevergoedingsplicht) of the relevant Shareholder towards the Company in respect of the relevant breach — so that the provisions of this clause 10 shall be deemed to be a “liquidated damages” clause (schadevergoedingsbeding) and not a “punitive damages” clause (strafbeding). The provisions of article 6:92, paragraphs 1 and 3 of the Dutch Civil Code shall, to the maximum extent possible, not apply.

The covenants referred to in this clause prohibit the transfer of special voting shares and oblige the holder of special voting shares to surrender those shares for no consideration if the associated common shares are transferred out of the loyalty voting structure.

DutchCo has established mechanisms and incentives to ensure compliance with the transfer restrictions applicable to the special voting shares. First, as discussed in response to Staff comment 3 above, an agent will be empowered to effect transfers of the special voting shares on behalf of the holder in order to ensure compliance with the terms of the

Securities and Exchange Commission

April 22, 2013

special voting shares. Second, the liquidated damages provision of Section 10 is intended to discourage any other attempt by holders to violate these terms of the special voting shares. The liquidated damages provision contemplated by Article 10 may be enforced by DutchCo by means of a legal action brought by DutchCo in the courts of The Netherlands. DutchCo believes, however, that in light of the powers granted to the agent for the administration of the loyalty share structure, it is highly unlikely that the liquidated damages provision would ever become applicable or need to be enforced.

As explained in response to Staff comment 3 above, a holder is bound by the transfer restrictions of Article 12, taken together with the provisions of Article 4 and Section 8 of the terms of the special voting shares. A violation of the transfer restrictions arising from non-compliance with any such provision may lead to the imposition of liquidated damages.

Enforcement of Civil Liabilities, page 243

14.	Please make clear whether shareholders may originate actions in Italy based upon U.S. securities laws.

Response:

In response to the Staff’s comment, DutchCo has revised its disclosure on page 267 of the Amended Registration Statement.

*            *             *

Five (5) hard copies of the Amended Registration Statement are being delivered to you by hand to facilitate the Staff’s review of the Amended Registration Statement.

Any questions or comments with respect to the Draft Registration Statement and the Amended Draft Registration Statement may be communicated to the undersigned at (212) 558-3109 or by email (millersc@sullcrom.com). Please send copies of any correspondence relating to this filing to Scott D. Miller by email and facsimile (212) 291-9101 with the original by mail to Sullivan & Cromwell LLP, 125 Broad Street, New York, New York 10004.

Very truly yours,

/s/ Scott D. Miller

cc:	Julie Sherman

Securities and Exchange Commission

April 22, 2013

Gary Todd

Louis Rambo

Mary Beth Breslin

(Securities and Exchange Commission)

Pablo Di Si

(FI CBM Holdings N.V.)

Roberto Russo

(Fiat Industrial S.p.A.)

Michael Going

(CNH Global N.V.)